Inventory	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Inventory

Note 7 - Inventory

Composition:

	As of December 31,
	2025	2024
Raw materials	2,464	3,875
Finished goods	1,349	1,138
	3,813	5,013

During the year ended Dember 31, 2025 the Company recognized an inventory write- down in the amount of NIS 377 to cover risks arising from slow-moving items or technological obsolescence.